SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 483,000	$ 533,235	$ 586,000	$ 586,000	$ 931,208	$ 2,374,006	$ 985,467
Restricted cash and cash equivalents	393,200	571,634			308,039
Receivables, less allowance for doubtful accounts	1,656,000	1,886,596			1,616,382
Due from Hertz affiliates	800	12,809			0
Inventories, at lower of cost or market	128,300	105,728			83,978
Prepaid expenses and other assets	763,200	461,502			416,134
Revenue earning equipment, net	15,706,000	12,908,336			10,105,409
Property and equipment, net	1,465,600	1,436,386			1,251,854
Other intangible assets, net	3,968,500	4,032,111			2,562,234
Goodwill	1,366,300	1,341,872			392,094	328,600
Total assets	25,930,900	23,290,209			17,667,332
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to Hertz affiliates	0	0			412
Accounts payable	1,484,500	999,061			897,489
Accrued liabilities	1,182,300	1,178,460			1,126,338
Accrued taxes	183,600	167,314			162,984
Debt	17,394,200	15,014,474			10,907,849
Public liability and property damage	327,500	332,232			281,534
Total Liabilities	23,358,900	20,372,681			15,038,478
Stockholders' equity:
Common Stock, Value, Issued	0	0			0
Additional paid-in capital	3,534,200	3,509,998			3,473,625
Accumulated deficit	(888,900)	(565,597)			(816,376)
Accumulated other comprehensive loss	(73,300)	(26,892)	(38,000)		(28,414)
The Hertz Corporation and Subsidiaries stockholder's equity	2,572,000	2,917,509			2,628,835
Total liabilities and equity	25,930,900	23,290,209			17,667,332
Stock Transactions, Parenthetical Disclosures [Abstract]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01
Common Stock, shares authorized	3,000	3,000			3,000
Common Stock, shares issued	100	100			100
Common Stock, shares outstanding	100	100			100
Parent
ASSETS
Cash and cash equivalents	87,500	24,602		265,600	565,002	1,754,378	108,522
Restricted cash and cash equivalents	33,700	32,681			44,663
Receivables, less allowance for doubtful accounts	500,800	544,454			297,292
Due from Hertz affiliates	1,042,700	1,047,986			655,411
Inventories, at lower of cost or market	30,800	24,422			22,440
Prepaid expenses and other assets	2,894,700	2,570,539			2,088,579
Revenue earning equipment, net	175,300	104,207			167,304
Property and equipment, net	897,600	865,694			824,381
Investments in subsidiaries, net		6,964,916			4,413,289
Other intangible assets, net	70,200	74,606			94,682
Goodwill	106,200	106,210			100,221
Total assets	12,672,600	12,360,317			9,273,264
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to Hertz affiliates	2,097,100	2,254,223			1,251,347
Accounts payable	165,200	239,247			188,695
Accrued liabilities	642,700	605,680			607,673
Accrued taxes	60,300	54,357			54,559
Debt	7,042,300	6,190,040			4,434,274
Public liability and property damage	93,000	99,261			107,881
Total Liabilities	10,100,600	9,442,808			6,644,429
Stockholders' equity:
Common Stock, Value, Issued		0			0
Additional paid-in capital		3,509,998			3,473,625
Accumulated deficit		(565,597)			(816,376)
Accumulated other comprehensive loss		(26,892)			(28,414)
The Hertz Corporation and Subsidiaries stockholder's equity	2,572,000	2,917,509			2,628,835
Total liabilities and equity	$ 12,672,600	$ 12,360,317			$ 9,273,264
Stock Transactions, Parenthetical Disclosures [Abstract]
Common Stock, par value (in dollars per share)		$ 0.01			$ 0.01
Common Stock, shares authorized		3,000			3,000
Common Stock, shares issued		100			100	100
Common Stock, shares outstanding		100			100